CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Loan receivable from a related party | ¥	¥ 5,396	¥ 10,173
Current liabilities of the Affiliated Entities without recourse	¥ 636,315	¥ 893,656
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	345,326,342	389,331,539
Ordinary shares, shares outstanding (in shares)	327,628,481	351,162,158
Treasury stock (in shares)	17,697,861	38,169,381
Board of Directors
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Class A ordinary shares
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	327,952,842	371,958,039
Ordinary shares, shares outstanding (in shares)	310,254,981	333,788,658
Class B ordinary shares
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500
Consolidated affiliated entities
Current liabilities of the Affiliated Entities without recourse | ¥	¥ 619,926	¥ 683,641